Government grants	12 Months Ended
Dec. 31, 2022
Government Grants [Abstract]
Government grants
6.6 Government grants
On is entitled to two investment grants within a framework of improving the regional economic structure by providing jobs in the Berlin region from Germany’s national government authorities. The entitlement depends on various conditions, including the number and types of jobs created and local investments spent within three years until 2021 for the first grant, and within three years from 2021 until 2024 for the second grant, respectively. As at December 31, 2022 and 2021, the conditions for the first grant were fulfilled, however the conditions for the second grant were not yet entirely fulfilled. On assumes to meet the second grant’s requirements by the end of the project.
In addition, during the fourth quarter 2022 On received a government grant of CHF 0.5 million from the Chinese government due to On having its APAC headquarters in Shanghai, China. CHF 0.4 million of the amount received is a considered a one-off grant for costs related to the regional core management team. The remaining CHF 0.1 million of the amount received is for costs related to office rental, and is the first of three office rental grants to be received by the Chinese government for the first three consecutive years.
On did not benefit from any other form of government assistance.
In 2022, the income accrued from government grants is reported as a deduction from the related expenses and amounts to CHF 1.4 million (2021: CHF 0.6 million, 2020: CHF 0.5 million).

Accounting policies	On only recognizes government grants relating to income if it is reasonably certain that the conditions attached to the grants will be fulfilled. The grants actually awarded are recognized at their fair value. When the grant relates to an expense item, it is recognized as income on a systematic basis over the periods that the related costs, for which it is intended to compensate, are expensed. When the grant relates to an asset, it is recognized as income in equal amounts over the expected useful life of the related asset.